Leases (Details) - Schedule of Right-of-use Assets - Right-of-use assets [member] € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Cost
Balance as beginning	€ 30,967
Additions	2,315
Depreciation for the period	(741)
Effect of changes in exchange rates	53
Balance as ending	32,594
Bio Gas [Member]
Cost
Balance as beginning	20
Additions
Depreciation for the period	(13)
Effect of changes in exchange rates
Balance as ending	7
Italy [Member]
Cost
Balance as beginning	9,526
Additions	1,865
Depreciation for the period	(179)
Effect of changes in exchange rates
Balance as ending	11,212
Spain [Member]
Cost
Balance as beginning	977
Additions	69
Depreciation for the period	(45)
Effect of changes in exchange rates
Balance as ending	1,001
Talasol [Member]
Cost
Balance as beginning	1,350
Additions	83
Depreciation for the period	(22)
Effect of changes in exchange rates
Balance as ending	1,411
Pumped storage [Member]
Cost
Balance as beginning	7,595
Additions	213
Depreciation for the period	(234)
Effect of changes in exchange rates
Balance as ending	7,574
USA [Member]
Cost
Balance as beginning	9,425
Additions	61
Depreciation for the period	(215)
Effect of changes in exchange rates	(19)
Balance as ending	9,252
Talmei Yosef [Member]
Cost
Balance as beginning	2,074
Additions	24
Depreciation for the period	(33)
Effect of changes in exchange rates	72
Balance as ending	€ 2,137